UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristen M. Weitzel

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1564

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

(a)

Vident International Equity Strategy ETFTM
VIDI (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Vident International Equity Strategy ETFTM  for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://videntam.com/etf/vident-international-equity-strategy-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vident International Equity Strategy ETFTM	$72	0.61%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Vident International Equity Strategy ETF™ (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Vident Core International Equity Index™ (the “Index”). The Index seeks to provide investors with a well-diversified set of global equities exposures across countries, regions and stocks, emphasizing countries with more favorable conditions for investment as well as economic and financial market resilience. The Index also seeks to enhance investors’ stock exposures, systematically selecting higher quality stocks that Vident believes to have favorable valuations and favorable price momentum.
The period in question was characterized by several economic and financial trends that were generally favorable for international equities. Shifting expectations toward easier Federal Reserve policy contributed to U.S. Dollar weakness, which tends to increase the translated returns of foreign securities for U.S.-based investors. Historically, a weaker U.S. Dollar has also tended to be especially helpful for emerging markets and other more cyclically sensitive parts of the global equity universe, since these markets are often closer to the edge of global liquidity conditions and can respond sharply to changes in U.S. monetary expectations, capital flows, and risk appetite. That easier-money and weaker-U.S. Dollar backdrop helped explain the broad strength in non-U.S. equities, but the Fund’s strongest areas were also tied to a more specific theme: the global artificial-intelligence and semiconductor cycle. The pattern also suggests that trade-war pressures did not fall evenly across the international market. Artificial Intelligence-related hardware and semiconductor supply chains have received more policy attention, carveouts, licensing flexibility, and strategic tolerance than many other categories of trade-exposed goods, which may have helped reinforce investor preference for Asian technology names even in a period of heightened trade tension.

Top Contributors
↑	Kioxia Holdings Corporation
↑	Samsung Electronics Co, Ltd.
↑	Zhen Ding Technology Holding Ltd

Top Detractors
↓	United Laboratories International Holdings Ltd
↓	Indokripto Koin Semesta Tbk PT
↓	Cogna Educacao SA
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Vident International Equity Strategy ETFTM	PAGE 1	TSR-AR-26922A404

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Vident International Equity Strategy ETF NAV	36.29	13.33	10.68
Morningstar Global Markets ex-US	26.01	8.98	9.58
Vident Core Int’l Equity Index/Vident Int’l Equity Index	38.67	15.11	11.91
Morningstar Global Markets ex-US Large-Mid Cap	26.47	9.18	9.68
Visit https://videntam.com/etf/vident-international-equity-strategy-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$459,506,427
Number of Holdings	253
Net Advisory Fee	$2,559,783
Portfolio Turnover	68%
30-Day SEC Yield	2.68%
30-Day SEC Yield Unsubsidized	2.68%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(%)*
Genius Electronic Optical Co. Ltd.	0.9%
GS Holdings Corp.	0.7%
Regis Resources Ltd.	0.7%
LG Electronics, Inc.	0.6%
Hyundai Marine & Fire Insurance Co. Ltd.	0.6%
Wan Hai Lines Ltd.	0.6%
Accenture PLC - Class A	0.6%
AP Moller - Maersk AS - Class B	0.6%
Aker ASA - Class A	0.6%
Taiwan Surface Mounting Technology Corp.	0.6%
Sector Breakdown (%)*

Top Ten Countries	(%)*
Taiwan	8.0%
South Korea	8.0%
Norway	6.6%
Denmark	5.9%
Canada	5.8%
Singapore	5.5%
Hong Kong	5.5%
Australia	4.8%
China	4.5%
Cash & Other	45.4%
*Percent of Net Assets
Vident International Equity Strategy ETFTM	PAGE 2	TSR-AR-26922A404

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://videntam.com/etf/vident-international-equity-strategy-etf/.

ALPS Distributors, Inc. is the distributor of the Fund. ALPS is not affiliated with Vident Asset Management.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Vident Asset Management documents not be householded, please contact Vident Asset Management at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Vident Asset Management or your financial intermediary.
Vident International Equity Strategy ETFTM	PAGE 3	TSR-AR-26922A404

Vident U.S. Bond Strategy ETFTM
VBND (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Vident U.S. Bond Strategy ETFTM  for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://videntam.com/etf/vident-us-bond-strategy-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vident U.S. Bond Strategy ETFTM	$41	0.41%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Vident U.S. Bond Strategy ETF™ (the “Fund”) is an actively-managed fund that seeks current income and long-term capital appreciation. The Fund may invest in any core U.S. bond sector, including U.S. Treasuries, U.S. agency securities, mortgage-backed securities, and investment-grade corporate bonds, private credit collateralized loan obligations and collateralized mortgage obligations, as well as any non-core bond sector, such as high-yield corporate bonds (also known as “junk bonds”), Treasury Inflation-Protected Securities, private credit, and dollar-denominated international bonds.
The Fund’s positive performance was consistent with a fixed income environment shaped, on balance, by a shift toward expectations for easier Federal Reserve policy, though those expectations moved back and forth during the period as markets weighed competing economic signals. The shift toward easier policy was driven primarily by signs of cooling in the labor market, including weaker-than-expected employment reports and downward revisions to prior hiring data, along with evidence that growth had moderated while inflation, though still above the Federal Reserve’s target, was no longer accelerating in a way that clearly required further tightening. That backdrop tended to support the shorter and intermediate portions of the U.S. Treasury curve more directly, since those maturities are more closely tied to the expected path of the federal funds rate. The pattern of contributors and detractors below is broadly consistent with that environment: shorter-maturity U.S. Treasury positions were among the largest positive contributors, while longer-duration U.S. Treasury holdings detracted as the long end of the curve remained pressured by inflation, fiscal, and term-premium concerns. In general, the Fund performed as could reasonably be expected given its fixed income composition and the market conditions during the period.

Top Contributors
↑	United States Treasury Note/Bond (6 ⅛ 11/15/27)
↑	United States Treasury Note/Bond (0 ½ 05/31/27)
↑	Elect Global Investments Ltd. (HYSAN 7.2 PERP)

Top Detractors
↓	United States Treasury Note/Bond (4 ¾ 11/15/43)
↓	United States Treasury Note/Bond (4 ⅜ 08/15/43)
↓	United States Treasury Note/Bond (4 ⅝ 05/15/44)
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Vident U.S. Bond Strategy ETFTM	PAGE 1	TSR-AR-26922A602

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Vident U.S. Bond Strategy ETF NAV	2.27	-0.08	1.32
FTSE Broad Investment-Grade (BIG) Bond Index	1.90	-0.33	1.41
Visit https://videntam.com/etf/vident-us-bond-strategy-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$523,002,217
Number of Holdings	179
Net Advisory Fee	$2,047,178
Portfolio Turnover	272%
30-Day SEC Yield	4.87%
30-Day SEC Yield Unsubsidized	4.87%
Effective Duration	6.26 years
Average Credit Quality	A+/A
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(%)*
United States Treasury Note/Bond	41.1%
Federal National Mortgage Association	7.2%
Government National Mortgage Association	6.5%
Blue Owl Credit Income Corp.	2.9%
Tennessee Valley Authority	2.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.2%
Athene Holding Ltd.	2.1%
PacifiCorp	1.9%
LYB International Finance III LLC	1.8%
Energy Transfer LP	1.7%
Sector Breakdown (%)*
*Percent of Net Assets
Vident U.S. Bond Strategy ETFTM	PAGE 2	TSR-AR-26922A602

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://videntam.com/etf/vident-us-bond-strategy-etf/.

ALPS Distributors, Inc. is the distributor of the Fund. ALPS is not affiliated with Vident Asset Management.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Vident Asset Management documents not be householded, please contact Vident Asset Management at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Vident Asset Management or your financial intermediary.
Vident U.S. Bond Strategy ETFTM	PAGE 3	TSR-AR-26922A602

Vident U.S. Equity Strategy ETFTM
VUSE (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Vident U.S. Equity Strategy ETFTM  for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://videntam.com/etf/vident-us-strategy-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vident U.S. Equity Strategy ETFTM	$54	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Vident U.S. Equity Strategy ETF™ (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Vident U.S. Quality Index™ (the “Index”). The Index represents a portfolio of U.S. equities that adhere to higher standards of corporate governance and accounting, as measured by numerous research metrics. This research is integrated into a systematic and structured selection process that seeks to provide an index of higher quality U.S. companies across small, medium and large-capitalization ranges. The Index also seeks to mitigate some of the risks often associated with market capitalization-weighted indices, including issuer concentration.
The period in question was characterized by several economic and financial trends. Policy uncertainty remained elevated, especially around trade and tariff policy, while economic growth continued to slow from the stronger pace of the previous cycle. At the same time, the consensus narrative shifted toward expectations of Federal Reserve easing, and those expectations were reflected in market behavior during the period. Easier monetary policy, or even the expectation of easier policy, tends to favor the more growth-oriented and speculative sectors and stocks in the market because lower expected rates raise the present value of future earnings and make investors more willing to pay for long-duration growth. What one would expect to see in such an environment is support for growth-oriented equities, especially technology and semiconductor companies with direct exposure to Artificial Intelligence (“AI”)-related capital spending. Semiconductor and AI-related companies were among the leading contributors and best performers. That appears to have been less an undifferentiated “technology” rally than a more specific AI-infrastructure rally: companies tied to wafer-fabrication equipment, high-bandwidth memory, storage, and AI accelerators benefited from the market’s willingness to fund the physical buildout of AI capacity. The Fund’s results support a more discriminating version of the AI thesis: AI did not lift all technology companies together. It rewarded the companies supplying the picks and shovels of AI infrastructure while creating valuation and business-model pressure for software, SaaS, and platform companies whose economics may be disrupted by AI adoption.

Top Contributors
↑	Lam Research Corp.
↑	Micron Technology, Inc.
↑	Seagate Technology Holdings PLC

Top Detractors
↓	Oracle Corp.
↓	ServiceNow, Inc.
↓	Meta Platforms Inc. - Class A
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Vident U.S. Equity Strategy ETFTM	PAGE 1	TSR-AR-26922A503

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Vident U.S. Equity Strategy ETF NAV	14.04	11.58	12.00
S&P 500 TR	20.38	12.79	15.37
Vident U.S. Quality Index/Vident Core U.S. Stock Index/Vident Core U.S. Equity Index	14.63	13.55	13.11
Morningstar US Market TR	20.07	11.91	14.94
Visit https://videntam.com/etf/vident-us-strategy-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$686,634,574
Number of Holdings	123
Net Advisory Fee	$3,254,452
Portfolio Turnover	54%
30-Day SEC Yield	0.31%
30-Day SEC Yield Unsubsidized	0.31%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(%)*
Micron Technology, Inc.	3.3%
Alphabet, Inc. - Class A	3.0%
Eli Lilly & Co.	2.9%
NVIDIA Corp.	2.6%
Microsoft Corp.	2.6%
Broadcom, Inc.	2.6%
Meta Platforms, Inc. - Class A	2.6%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.5%
Visa, Inc. - Class A	2.5%
Sector Breakdown (%)*
*Percent of Net Assets
Vident U.S. Equity Strategy ETFTM	PAGE 2	TSR-AR-26922A503

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://videntam.com/etf/vident-us-strategy-etf/.

ALPS Distributors, Inc. is the distributor of the Fund. ALPS is not affiliated with Vident Asset Management.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Vident Asset Management documents not be householded, please contact Vident Asset Management at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Vident Asset Management or your financial intermediary.
Vident U.S. Equity Strategy ETFTM	PAGE 3	TSR-AR-26922A503

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant currently does not have an audit committee financial expert (ACFE) serving on its audit committee due to the recent death of the Trustee who had most recently served as the registrant’s ACFE. The Board is developing a plan to address the ACFE role.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refers to (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired; and (iv) review of U.S. federal excise distribution calculations. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2026	FYE 8/31/2025
(a) Audit Fees	$ 50,500	$ 49,000
(b) Audit-Related Fees	$ 0	$ 0
(c) Tax Fees	$ 10,500	$ 10,500
(d) All Other Fees	$ 0	$ 0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2026	FYE 8/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2026	FYE 8/31/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Janet D. Olsen, Michael A. Castino.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Vident ETFs
Vident International Equity Strategy ETFTM (Ticker: VIDI)
Vident U.S. Bond Strategy ETFTM (Ticker: VBND)
Vident U.S. Equity Strategy ETFTM (Ticker: VUSE)
Annual Financial Statements and Additional Information
August 31, 2026

VIDENT INTERNATIONAL EQUITY STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
August 31, 2026

	Shares	Value
COMMON STOCKS - 97.5%
Australia - 4.8%
AGL Energy Ltd.	369,812	$2,273,923
Aurizon Holdings Ltd.	691,912	1,814,845
Insurance Australia Group Ltd.	355,620	2,000,614
Qantas Airways Ltd.	240,144	1,621,176
QBE Insurance Group Ltd.	122,357	1,951,918
Ramsay Health Care Ltd.	72,738	2,673,110
Regis Resources Ltd.	515,383	3,065,601
Suncorp Group Ltd.	158,859	2,147,143
TPG Telecom Ltd.	464,899	1,256,052
Worley Ltd.	174,712	1,279,620
Yancoal Australia Ltd.	502,572	2,225,842
		22,309,844
Austria - 0.6%
ams-OSRAM AG(a)	51,044	1,152,983
voestalpine AG	32,256	1,712,317
		2,865,300
Belgium - 0.2%
Ageas SA	6,224	545,851
Proximus SADP	34,389	253,659
		799,510
Brazil - 2.3%
Ambev SA	624,406	1,817,488
Cia de Saneamento de Minas Gerais Copasa MG	35,282	375,103
Cogna Educacao SA	2,474,144	1,093,613
JHSF Participacoes SA	978,000	2,025,544
Telefonica Brasil SA	282,610	1,635,394
TIM SA	468,936	1,691,711
Vibra Energia SA	306,604	2,029,902
		10,668,755
Canada - 5.8%
Air Canada(a)	130,119	2,561,457
Bank of Montreal	11,931	2,033,167
Baytex Energy Corp.	497,187	2,413,668
Centerra Gold, Inc.	101,337	2,321,621
Fortuna Mining Corp.(a)	133,179	1,607,217
iA Financial Corp., Inc.	14,589	2,081,377
Linamar Corp.	23,789	1,694,385
Magna International, Inc.	32,331	2,122,283
Manulife Financial Corp.	48,607	2,061,318
OceanaGold Corp.	50,808	1,494,224
Parex Resources, Inc.	99,074	2,038,224
Power Corp. of Canada	32,209	2,133,791
Sun Life Financial, Inc.	25,795	2,025,381
		26,588,113
Chile - 1.6%
Banco de Credito e Inversiones	31,284	2,161,226
Cencosud SA	599,855	1,256,705
Falabella SA	275,723	1,825,071
Latam Airlines Group SA	85,155,046	2,199,915
		7,442,917

	Shares	Value
China - 4.5%
3SBio, Inc.(b)	389,000	$799,903
AAC Technologies Holdings, Inc.	433,000	2,457,936
BYD Electronic International Co. Ltd.	715,000	2,462,592
China Resources Pharmaceutical Group Ltd.(b)	3,500,500	1,995,999
COSCO SHIPPING Holdings Co. Ltd. - Class H	1,084,000	2,381,141
Country Garden Services Holdings Co. Ltd.	2,010,000	1,416,613
JD Logistics, Inc.(a)(b)	1,191,100	1,674,374
Lenovo Group Ltd.	692,000	2,651,727
People’s Insurance Co. Group of China Ltd. - Class H	2,442,000	1,781,822
Postal Savings Bank of China Co. Ltd. - Class H(b)	3,393,000	2,293,942
Q Technology Group Co. Ltd.	759,000	588,181
		20,504,230
Denmark - 5.9%
AP Moller - Maersk AS - Class B	829	2,774,798
Bavarian Nordic AS(a)	81,002	2,738,961
D/S Norden AS	41,944	2,343,801
Danske Bank AS	23,972	1,387,964
GN Store Nord AS(a)	102,453	1,538,873
H Lundbeck AS	331,441	2,173,451
ISS AS	48,306	2,163,347
NKT AS(a)	15,890	2,260,547
Pandora AS	18,646	2,463,417
ROCKWOOL AS	73,195	2,356,690
Tryg AS	89,834	2,151,169
Vestas Wind Systems AS	10,101	335,586
Zealand Pharma AS(a)	48,346	2,253,788
		26,942,392
Finland - 0.5%
Nokia Oyj	229,830	2,330,123
France - 1.1%
Bouygues SA	38,097	1,956,892
Carrefour SA	67,037	1,220,617
Forvia SE(a)	65,511	695,533
Orange SA	71,544	1,280,243
		5,153,285
Germany - 4.1%
Allianz SE	4,424	2,316,628
Aurubis AG	10,439	2,146,296
Continental AG	19,321	1,600,657
Deutsche Lufthansa AG	199,565	1,822,067
Deutsche Telekom AG	24,064	793,300
Evonik Industries AG	110,506	2,440,200
Freenet AG	17,283	489,051
Fresenius Medical Care AG	43,156	1,977,632
K+S AG	57,021	1,093,552

The accompanying notes are an integral part of these financial statements.

1

VIDENT INTERNATIONAL EQUITY STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Germany - (Continued)
Schaeffler AG	19,421	$166,489
Suedzucker AG(a)	14,235	211,322
Talanx AG	7,950	1,156,189
thyssenkrupp AG	153,881	2,582,916
TUI AG	30,378	248,210
		19,044,509
Hong Kong - 5.5%
Cathay Pacific Airways Ltd.	1,187,000	2,180,399
China Taiping Insurance Holdings Co. Ltd.	633,200	1,710,762
CK Hutchison Holdings Ltd.	111,500	1,002,736
Geely Automobile Holdings Ltd.	874,000	1,962,216
Johnson Electric Holdings Ltd.	574,500	1,440,043
Kingboard Holdings Ltd.	357,500	2,467,153
Kunlun Energy Co. Ltd.	2,358,000	2,325,123
Orient Overseas International Ltd.	113,000	2,261,643
Pacific Basin Shipping Ltd.	5,109,605	2,721,238
TCL Electronics Holdings Ltd.	1,025,000	2,190,087
United Laboratories International Holdings Ltd.	1,344,000	1,413,555
WH Group Ltd.(b)	1,996,000	1,887,967
Yue Yuen Industrial Holdings Ltd.	971,000	1,664,720
		25,227,642
Indonesia - 3.0%
Adaro Andalan Indonesia Tbk PT	4,371,100	2,671,022
Alamtri Resources Indonesia Tbk PT	15,007,300	2,405,912
Astra International Tbk PT	5,796,500	1,570,601
Bank Negara Indonesia Persero Tbk PT	10,958,900	2,387,883
PT TIMAH Persero Tbk	11,246,400	2,564,801
Telkom Indonesia Persero Tbk PT	5,992,600	879,524
United Tractors Tbk PT	1,082,400	1,478,639
		13,958,382
Ireland - 3.1%
Accenture PLC - Class A	14,628	2,775,809
AerCap Holdings NV	14,045	2,049,727
Aptiv PLC(a)	27,400	1,226,424
Bank of Ireland Group PLC	102,783	2,266,675
ICON PLC(a)	11,008	1,816,210
Jazz Pharmaceuticals PLC(a)	8,371	2,098,442
Perrigo Co. PLC	34,570	506,105
TE Connectivity PLC	7,950	1,631,738
		14,371,130
Israel - 2.4%
Bank Leumi Le-Israel BM	82,327	2,095,696
El Al Israel Airlines Ltd.	360,785	2,052,000
Israel Discount Bank Ltd. - Class A	166,144	1,895,463
Migdal Insurance & Financial Holdings Ltd.(a)	371,146	2,502,164
Nice Ltd.(a)	19,700	2,147,597
Plus500 Ltd.	8,966	458,773
		11,151,693

	Shares	Value
Italy - 0.6%
Nexi SpA(b)	454,156	$2,322,796
Telecom Italia SpA(a)	27,599	251,215
		2,574,011
Japan - 3.1%
Alps Alpine Co. Ltd.	160,700	2,271,204
Brother Industries Ltd.	89,300	2,743,391
Konica Minolta, Inc.	433,700	1,810,897
Ricoh Co. Ltd.	226,200	2,404,424
Seiko Epson Corp.	120,400	2,434,463
Toyoda Gosei Co. Ltd.	69,500	2,391,449
		14,055,828
Malaysia - 2.8%
AMMB Holdings Bhd	1,212,700	2,078,398
Malayan Banking Bhd	714,100	1,894,334
MISC Bhd	812,700	1,598,754
RHB Bank Bhd	941,300	2,029,430
SD Guthrie Bhd	1,311,200	2,071,344
Telekom Malaysia Bhd	1,047,300	2,008,235
Tenaga Nasional Bhd	373,400	1,311,445
		12,991,940
Mexico - 0.7%
America Movil SAB de CV	1,626,600	1,872,828
Cemex SAB de CV	868,538	934,230
Fomento Economico Mexicano SAB de CV	40,600	488,197
		3,295,255
Netherlands - 1.1%
Aegon Ltd.	221,292	2,042,031
Koninklijke Ahold Delhaize NV	55,544	1,977,539
Signify NV(b)	46,930	838,970
		4,858,540
Norway - 6.6%
Aker ASA - Class A	16,471	2,772,884
Aker BP ASA	59,757	2,284,924
DNB Bank ASA	18,301	624,414
DNO ASA	1,132,286	2,177,473
Equinor ASA	51,840	2,214,522
Gjensidige Forsikring ASA	26,360	799,010
Hoegh Autoliners ASA	125,931	2,315,344
Leroy Seafood Group ASA	387,376	1,880,201
Norsk Hydro ASA	239,027	2,400,598
Norwegian Air Shuttle ASA	1,632,170	2,264,187
Orkla ASA	187,376	1,912,920
Storebrand ASA	102,641	2,248,318
Telenor ASA	132,944	1,949,455
Var Energi ASA	417,720	2,219,149
Yara International ASA	44,612	2,175,823
		30,239,222
Poland - 1.5%
Alior Bank SA	9,418	333,718
ORLEN SA	51,641	2,136,258

The accompanying notes are an integral part of these financial statements.

2

VIDENT INTERNATIONAL EQUITY STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Poland - (Continued)
PGE Polska Grupa Energetyczna SA(a)	777,865	$2,316,037
Tauron Polska Energia SA	855,195	1,942,056
XTB SA(b)	3,258	160,940
		6,889,009
Portugal - 0.5%
Banco Comercial Portugues SA	1,766,868	2,296,633
Russia - 0.0%(c)
Severstal PAO - GDR(a)(d)	24,074	0
Singapore - 5.5%
BW LPG Ltd.(b)	97,767	2,361,148
ComfortDelGro Corp. Ltd.	1,849,600	1,875,847
Genting Singapore Ltd.	4,475,600	2,216,776
Hafnia Ltd.	274,406	2,315,675
iFAST Corp. Ltd.	159,500	1,113,534
Jardine Cycle & Carriage Ltd.	43,100	915,911
Oversea-Chinese Banking Corp. Ltd.	95,300	2,361,615
SATS Ltd.	579,700	1,786,567
Seatrium Ltd.	307,800	520,280
Singapore Airlines Ltd.	363,300	1,939,390
United Overseas Bank Ltd.	63,319	2,068,900
UOL Group Ltd.	207,000	1,476,072
Venture Corp. Ltd.	171,200	2,271,989
Wilmar International Ltd.	705,000	2,128,386
		25,352,090
South Africa - 1.5%
FirstRand Ltd.	85,005	502,140
Kumba Iron Ore Ltd.	93,006	1,379,016
Nedbank Group Ltd.	132,523	2,419,494
Sasol Ltd.(a)	178,461	2,157,304
Tiger Brands Ltd.	15,836	263,783
		6,721,737
South Korea - 8.0%
DB Insurance Co. Ltd.	9,596	1,269,791
DL E&C Co. Ltd.	49,886	2,624,428
GS Holdings Corp.	33,082	3,072,280
Hankook Tire & Technology Co. Ltd.	44,194	2,150,607
Hanwha Corp.	0(e)	19
Hanwha Machinery & Service Holdings Co. Ltd.(a)	34,504	184,546
Hyundai Department Store Co. Ltd.	3,062	213,441
Hyundai Marine & Fire Insurance Co. Ltd.(a)	78,136	2,905,979
Hyundai Mobis Co. Ltd.	6,426	2,129,323
Kia Corp.	21,405	2,048,849
KT Corp.	41,036	1,601,141
LG Display Co. Ltd.(a)	239,228	1,650,089
LG Electronics, Inc.	18,633	2,947,570
LG Innotek Co. Ltd.	4,986	2,338,895

	Shares	Value
LG Uplus Corp.	211,374	$2,315,137
Samsung E&A Co. Ltd.	66,235	2,279,460
Samsung Electronics Co. Ltd.	12,636	2,400,526
Samsung SDS Co. Ltd.	15,049	2,639,018
SK Networks Co. Ltd.	405,681	1,947,482
		36,718,581
Spain - 0.6%
Banco Bilbao Vizcaya Argentaria SA	52,832	1,536,085
CaixaBank SA	45,276	692,120
Mapfre SA	67,011	347,945
		2,576,150
Sweden - 4.0%
Embracer Group AB(a)	324,335	2,423,828
Essity AB - Class B	74,658	2,185,496
Evolution AB(a)(b)	4,547	394,814
Getinge AB - Class B	90,639	2,305,463
Securitas AB - Class B	136,609	2,165,480
SSAB AB - Class B	208,533	2,260,635
Telefonaktiebolaget LM Ericsson - Class B	228,083	2,300,596
Telia Co. AB	462,711	2,105,842
Volvo Car AB(a)	1,101,035	2,253,993
		18,396,147
Switzerland - 3.2%
Adecco Group AG	48,315	1,438,776
Avolta AG	18,234	1,029,563
Chubb Ltd.	5,907	2,000,110
Coca-Cola HBC AG	27,645	1,712,890
Logitech International SA	20,208	1,985,909
Swatch Group AG	2,191	508,192
Swiss Re AG	8,529	1,483,694
Swisscom AG	81	62,809
Swissquote Group Holding SA	35,390	1,833,561
Versigent PLC(a)	8,661	410,531
Zurich Insurance Group AG	2,789	2,045,623
		14,511,658
Taiwan - 8.0%
Arcadyan Technology Corp.	372,000	1,852,847
AUO Corp.	2,704,000	2,271,660
Cathay Financial Holding Co. Ltd.	719,000	2,504,555
China Airlines Ltd.	2,270,000	1,449,073
Compal Electronics, Inc.	1,875,000	2,384,977
Evergreen Marine Corp. Taiwan Ltd.	256,000	1,884,370
Genius Electronic Optical Co. Ltd.	137,000	4,340,363
Innolux Corp.	1,393,000	2,189,050
Micro-Star International Co. Ltd.	476,000	2,325,831
Pegatron Corp.	789,000	2,265,869
Primax Electronics Ltd.	494,000	925,024
Sigurd Microelectronics Corp.	318,000	2,090,127
Simplo Technology Co. Ltd.	180,822	2,302,884
Sitronix Technology Corp.	237,000	2,159,164
Taiwan Surface Mounting Technology Corp.	437,000	2,748,298

The accompanying notes are an integral part of these financial statements.

3

VIDENT INTERNATIONAL EQUITY STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Taiwan - (Continued)
Wan Hai Lines Ltd.	801,000	$2,878,570
WT Microelectronics Co. Ltd.	32,000	197,718
		36,770,380
Thailand - 1.2%
Krung Thai Bank PCL - NVDR	670,900	875,043
PTT Global Chemical PCL - NVDR	1,821,100	2,443,876
TMBThanachart Bank PCL - NVDR	23,688,900	2,128,858
		5,447,777
United Kingdom - 2.2%
Centrica PLC	402,841	848,753
Endeavour Mining PLC	25,731	1,591,042
J Sainsbury PLC	434,271	1,964,190
Kingfisher PLC	295,732	1,265,011
NatWest Group PLC	220,944	2,035,188
Subsea 7 SA	10,518	387,889
Vodafone Group PLC	1,391,205	2,234,205
		10,326,278
United States - 1.0%
Seagate Technology Holdings PLC	2,494	2,065,980
Sinch AB(a)(b)	546,588	2,654,590
		4,720,570
TOTAL COMMON STOCKS (Cost $367,534,327)		448,099,631
PREFERRED STOCKS - 1.3%
Brazil - 0.9%
Banco Bradesco SA	215,326	714,041
Cia Energetica de Minas Gerais	688,141	1,417,245
Usinas Siderurgicas de Minas Gerais S/A Usiminas(a)	1,268,600	1,816,903
		3,948,189
Chile - 0.4%
Embotelladora Andina SA	427,571	2,074,553
TOTAL PREFERRED STOCKS (Cost $5,131,455)		6,022,742
TOTAL INVESTMENTS - 98.8% (Cost $372,665,782)		$454,122,373
Other Assets in Excess of Liabilities - 1.2%		5,384,054
TOTAL NET ASSETS - 100.0%		$459,506,427

Percentages are stated as a percent of net assets.
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $17,385,443 or 3.8% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2026.

(e)	Rounds to zero.
The accompanying notes are an integral part of these financial statements.

4

VIDENT U.S. BOND STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
August 31, 2026

	Par	Value
U.S. TREASURY SECURITIES - 41.1%
United States Treasury Note/Bond
3.38%, 09/15/2028	$10,700,000	$10,498,330
5.25%, 11/15/2028	10,315,000	10,512,033
4.00%, 01/31/2029	10,500,000	10,409,150
4.63%, 04/30/2029	10,450,000	10,511,843
4.00%, 07/31/2029	10,500,000	10,383,721
4.00%, 10/31/2029	10,600,000	10,468,328
4.25%, 01/31/2030	10,450,000	10,387,341
6.25%, 05/15/2030	9,800,000	10,401,398
4.13%, 08/31/2030	9,200,000	9,086,437
4.75%, 02/15/2041	10,535,000	10,239,938
4.00%, 11/15/2042	8,695,000	7,594,879
3.88%, 02/15/2043	11,750,000	10,070,576
3.88%, 05/15/2043	2,730,000	2,332,444
4.38%, 08/15/2043	11,270,000	10,245,134
4.75%, 11/15/2043	10,890,000	10,353,157
4.50%, 02/15/2044	11,120,000	10,229,531
4.63%, 05/15/2044	11,110,000	10,365,283
4.13%, 08/15/2044	11,500,000	10,035,547
4.63%, 11/15/2044	11,140,000	10,362,811
4.75%, 02/15/2045	10,770,000	10,166,922
5.00%, 05/15/2045	10,630,000	10,341,827
4.88%, 08/15/2045	10,650,000	10,192,383
TOTAL U.S. TREASURY SECURITIES (Cost $219,848,036)		215,189,013
CORPORATE BONDS - 39.3%
Consumer Discretionary - 0.2%
Aptiv Swiss Holdings Ltd., 6.88% to 12/15/2029 then 5 yr. CMT Rate + 3.39%, 12/15/2054	700,000	706,391
Hasbro, Inc., 6.35%, 03/15/2040	120,000	123,002
		829,393
Consumer Staples - 0.1%
Conagra Brands, Inc., 5.40%, 11/01/2048	780,000	664,354
Energy - 3.6%
APA Corp., 5.10%, 09/01/2040	1,020,000	924,979
Continental Resources, Inc., 4.90%, 06/01/2044	2,850,000	2,298,894
Energy Transfer LP
5.35%, 05/15/2045	400,000	354,446
6.25%, 04/15/2049	560,000	542,982
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054	1,525,000	1,599,097
6.50% to 02/15/2031 then 5 yr. CMT Rate + 2.68%, 02/15/2056	3,500,000	3,515,054

	Par	Value
6.75% to 02/15/2036 then 5 yr. CMT Rate + 2.48%, 02/15/2056	$2,640,000	$2,636,739
Enterprise Products Operating LLC, 5.38% to 02/15/2028 then 3 mo. Term SOFR + 2.83%, 02/15/2078	1,540,000	1,539,489
Helmerich & Payne, Inc., 5.50%, 12/01/2034	315,000	305,486
HF Sinclair Corp., 6.25%, 01/15/2035	330,000	338,500
Occidental Petroleum Corp.
6.20%, 03/15/2040	695,000	706,276
6.60%, 03/15/2046	780,000	808,807
Ovintiv, Inc.
7.38%, 11/01/2031	1,100,000	1,201,516
6.50%, 08/15/2034	150,000	158,664
Western Gas Partners LP, 5.45%, 04/01/2044	760,000	677,233
Western Midstream Operating LP
5.30%, 03/01/2048	910,000	775,475
5.25%, 02/01/2050(a)	785,000	662,528
		19,046,165
Financials - 23.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.95% to 03/10/2030 then 5 yr. CMT Rate + 2.72%, 03/10/2055	4,900,000	5,034,069
6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056	6,400,000	6,446,637
Allstate Corp., 6.50% to 05/15/2037 then 3 mo. LIBOR USD + 2.12%, 05/15/2057(b)	1,150,000	1,157,352
Ally Financial, Inc.
6.70%, 02/14/2033	1,650,000	1,680,325
5.55% to 07/31/2032 then SOFR + 1.78%, 07/31/2033	1,200,000	1,178,927
6.65% to 01/17/2035 then 5 yr. CMT Rate + 2.45%, 01/17/2040	3,100,000	3,039,571
American Assets Trust LP
3.38%, 02/01/2031	925,000	838,703
6.15%, 10/01/2034	1,340,000	1,331,957
Apollo Debt Solutions BDC
6.90%, 04/13/2029	800,000	817,769
6.70%, 07/29/2031	900,000	911,503
Apollo Global Management, Inc., 6.00% to 12/15/2034 then 5 yr. CMT Rate + 2.17%, 12/15/2054	1,930,000	1,833,899
Ares Capital Corp.
3.20%, 11/15/2031	1,000,000	872,063
5.80%, 03/08/2032	735,000	724,709
Ares Strategic Income Fund
5.60%, 02/15/2030	1,800,000	1,769,306
6.20%, 03/21/2032	1,160,000	1,148,083

The accompanying notes are an integral part of these financial statements.

5

VIDENT U.S. BOND STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Athene Holding Ltd.
6.63% to 10/15/2034 then 5 yr. CMT Rate + 2.61%, 10/15/2054	$4,500,000	$4,159,886
6.63%, 05/19/2055	560,000	527,009
6.88% to 06/28/2035 then 5 yr. CMT Rate + 2.58%, 06/28/2055	6,800,000	6,370,331
Bank of Montreal, 6.88% to 11/26/2030 then 5 yr. CMT Rate + 2.98%, 11/26/2085	2,100,000	2,116,111
Bank of Nova Scotia
7.35% to 04/27/2030 then 5 yr. CMT Rate + 2.90%, 04/27/2085	2,650,000	2,730,950
6.88% to 10/27/2035 then 5 yr. CMT Rate + 2.73%, 10/27/2085	3,785,000	3,757,379
BGC Group, Inc., 6.15%, 04/02/2030	1,085,000	1,096,490
Blackstone Private Credit Fund
6.25%, 01/25/2031	950,000	946,758
5.95%, 05/15/2031	600,000	589,101
6.00%, 01/29/2032	1,310,000	1,285,382
6.00%, 11/22/2034	2,030,000	1,935,638
Blackstone Secured Lending Fund, 5.13%, 01/31/2031	390,000	371,058
Blue Owl Credit Income Corp.
7.75%, 01/15/2029	3,400,000	3,507,405
6.60%, 09/15/2029	3,250,000	3,274,549
5.80%, 03/15/2030	3,535,000	3,450,263
6.65%, 03/15/2031	3,130,000	3,139,952
6.55%, 10/15/2031(c)	1,600,000	1,590,374
Blue Owl Finance LLC, 6.25%, 04/18/2034	750,000	735,538
Blue Owl Technology Finance Corp.
6.75%, 04/04/2029	5,065,000	5,082,732
6.50%, 10/15/2029	1,950,000	1,934,112
Brighthouse Financial, Inc., 4.70%, 06/22/2047	6,630,000	4,324,343
Brookfield Finance, Inc., 6.30% to 01/15/2035 then 5 yr. CMT Rate + 2.08%, 01/15/2055	850,000	820,449
Canadian Imperial Bank of Commerce
6.95% to 01/28/2030 then 5 yr. CMT Rate + 2.83%, 01/28/2085	3,000,000	3,035,436
7.00% to 10/28/2030 then 5 yr. CMT Rate + 3.00%, 10/28/2085	1,135,000	1,153,407
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	825,000	826,164

	Par	Value
Elect Global Investments Ltd., 7.20% to 09/11/2030 then 5 yr. CMT Rate + 3.28%, Perpetual	$2,250,000	$2,368,839
Equitable Holdings, Inc., 6.70% to 03/28/2035 then 5 yr. CMT Rate + 2.39%, 03/28/2055	1,600,000	1,620,696
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	1,290,000	1,306,017
6.25%, 10/04/2034	1,585,000	1,490,816
FNB Corp., 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030	480,000	481,373
GLP Capital LP / GLP Financing II, Inc., 5.75%, 11/01/2037	565,000	538,379
Golub Capital BDC, Inc., 6.25%, 06/01/2031	850,000	844,187
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/2031	1,200,000	1,220,661
6.38%, 07/01/2034	1,920,000	1,934,405
Hiscox Ltd., 7.00% to 06/11/2035 then SOFR + 3.03%, 06/11/2036	1,860,000	1,944,003
HPS Corporate Lending Fund
6.75%, 01/30/2029	875,000	890,745
6.30%, 08/19/2031(c)	850,000	841,946
Huntington Bancshares, Inc., 2.49% to 08/15/2031 then 5 yr. CMT Rate + 1.17%, 08/15/2036	640,000	546,058
MetLife, Inc., 10.75%, 08/01/2039	1,000,000	1,281,970
Nanshan Life Pte Ltd.
5.45%, 09/11/2034	850,000	810,426
5.88% to 03/17/2036 then 5 yr. CMT Rate + 1.85%, 03/17/2041	2,800,000	2,690,508
Pinnacle Bank, 5.96% to 01/15/2031 then 5 yr. CMT Rate + 2.30%, 01/15/2036	2,510,000	2,461,980
Prudential Financial, Inc.
6.75% to 03/01/2033 then 5 yr. CMT Rate + 2.85%, 03/01/2053	500,000	520,576
6.50% to 03/15/2034 then 5 yr. CMT Rate + 2.40%, 03/15/2054	635,000	648,444
Reinsurance Group of America, Inc., 6.65% to 09/15/2035 then 5 yr. CMT Rate + 2.39%, 09/15/2055	1,430,000	1,427,237
Royal Bank of Canada
6.35% to 11/24/2034 then 5 yr. CMT Rate + 2.26%, 11/24/2084	5,340,000	5,098,298
6.50% to 11/24/2035 then 5 yr. CMT Rate + 2.46%, 11/24/2085	2,075,000	2,004,421
Synchrony Financial, 6.00% to 07/29/2035 then SOFR + 2.07%, 07/29/2036	750,000	739,698

The accompanying notes are an integral part of these financial statements.

6

VIDENT U.S. BOND STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Valley National Bancorp, 6.22% to 06/01/2031 then 3 mo. Term SOFR + 2.43%, 06/01/2036	$600,000	$592,077
Zions Bancorp NA, 6.82% to 11/19/2034 then SOFR + 2.83%, 11/19/2035	1,400,000	1,440,750
		123,290,200
Health Care - 0.0%(d)
Humana, Inc., 6.00%, 05/01/2055	150,000	139,098
Industrials - 0.5%
Hikari Tsushin, Inc., 6.13%, 09/18/2035	2,700,000	2,668,691
Information Technology - 1.2%
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	2,250,000	1,878,196
6.35%, 02/20/2034	3,000,000	2,839,718
4.10%, 10/15/2041	2,085,000	1,456,314
		6,174,228
Materials - 1.8%
LYB International Finance III LLC
6.15%, 05/15/2035	1,000,000	1,018,457
5.88%, 01/15/2036	2,440,000	2,422,452
3.38%, 10/01/2040	2,860,000	2,068,610
4.20%, 10/15/2049	3,700,000	2,638,138
4.20%, 05/01/2050	1,750,000	1,244,746
3.63%, 04/01/2051	300,000	193,903
3.80%, 10/01/2060	135,000	83,472
		9,669,778
Utilities - 8.3%
Alliant Energy Corp., 5.75% to 04/01/2031 then 5 yr. CMT Rate + 2.08%, 04/01/2056	1,035,000	1,013,932
American Electric Power Co., Inc.
6.95% to 12/15/2034 then 5 yr. CMT Rate + 2.68%, 12/15/2054	1,050,000	1,103,355
5.80% to 03/15/2031 then 5 yr. CMT Rate + 2.13%, 03/15/2056	660,000	650,184
6.05% (5 yr. CMT Rate + 1.94%), 03/15/2056	1,360,000	1,323,614
CMS Energy Corp., 6.50% to 06/01/2035 then 5 yr. CMT Rate + 1.96%, 06/01/2055	1,240,000	1,252,390
Edison International
6.95%, 11/15/2029	650,000	671,497
5.25%, 03/15/2032	800,000	771,274
8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053	4,035,000	4,100,762

	Par	Value
Entergy Corp.
7.13% to 12/01/2029 then 5 yr. CMT Rate + 2.67%, 12/01/2054	$1,925,000	$1,980,259
5.88% to 06/15/2031 then 5 yr. CMT Rate + 2.18%, 06/15/2056	1,025,000	1,009,945
6.10% (5 yr. CMT Rate + 2.01%), 06/15/2056	1,220,000	1,196,442
Evergy, Inc., 6.65% to 06/01/2030 then 5 yr. CMT Rate + 2.56%, 06/01/2055	2,250,000	2,272,160
Exelon Corp., 6.50% to 03/15/2035 then 5 yr. CMT Rate + 1.98%, 03/15/2055	1,390,000	1,401,715
NextEra Energy Capital Holdings, Inc.
6.75% to 06/15/2034 then 5 yr. CMT Rate + 2.46%, 06/15/2054	560,000	574,756
6.70% (5 yr. CMT Rate + 2.36%), 09/01/2054	3,200,000	3,263,334
NiSource, Inc.
6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054	3,050,000	3,136,233
6.38% to 03/31/2035 then 5 yr. CMT Rate + 2.53%, 03/31/2055	1,200,000	1,210,212
PacifiCorp
7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	6,510,000	6,516,731
7.13% to 08/15/2031 then 5 yr. CMT Rate + 3.29%, 08/15/2056	3,700,000	3,660,017
Sempra
6.40% to 10/01/2034 then 5 yr. CMT Rate + 2.63%, 10/01/2054	1,780,000	1,760,983
6.88% (5 yr. CMT Rate + 2.79%), 10/01/2054	1,250,000	1,271,568
6.55% to 04/01/2035 then 5 yr. CMT Rate + 2.14%, 04/01/2055	1,680,000	1,651,115
6.38% to 04/01/2031 then 5 yr. CMT Rate + 2.63%, 04/01/2056	765,000	769,136
Sierra Pacific Power Co., 6.38% to 09/15/2031 then 5 yr. CMT Rate + 2.64%, 09/15/2056	600,000	597,793
		43,159,407
TOTAL CORPORATE BONDS (Cost $209,098,017)		205,641,314

The accompanying notes are an integral part of these financial statements.

7

VIDENT U.S. BOND STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - 14.1%
Federal Home Loan Mortgage Corp.
3.00%, 12/01/2053	$1,930,510	$1,647,698
5.50%, 01/01/2055	1,286,312	1,281,404
Federal National Mortgage Association
7.00%, 09/15/2038(e)	4,300,000	4,502,667
4.50%, 09/15/2041(e)	1,420,000	1,332,774
5.00%, 09/15/2041(e)	1,050,000	1,013,025
5.50%, 09/15/2041(e)	4,675,000	4,627,638
6.00%, 09/15/2041(e)	7,300,000	7,380,475
4.00%, 04/01/2052	2,051,985	1,883,794
4.00%, 05/01/2052	2,766,556	2,537,598
4.00%, 06/01/2052	2,896,367	2,656,706
6.50%, 09/15/2053(e)	5,600,000	5,771,107
6.50%, 04/01/2054	2,532,569	2,612,383
5.00%, 01/01/2055	2,609,154	2,520,507
Government National Mortgage Association
4.00%, 09/15/2041(e)	200,000	180,604
4.50%, 09/15/2041(e)	1,475,000	1,380,985
5.00%, 09/15/2048(e)	3,070,000	2,972,959
5.50%, 03/20/2053(e)	5,620,000	5,580,916
6.00%, 09/15/2053(e)	7,200,000	7,300,949
6.50%, 09/15/2053(e)	3,390,000	3,494,199
7.00%, 09/20/2053(e)	1,530,000	1,579,897
5.00%, 01/20/2055	3,015,026	2,929,615
6.00%, 06/20/2055	2,125,738	2,161,227
6.50%, 09/20/2055	1,758,769	1,816,685
4.50%, 12/20/2055	1,958,160	1,834,867
5.00%, 07/20/2056	2,992,828	2,900,805
TOTAL MORTGAGE-BACKED SECURITIES (Cost $74,721,709)		73,901,484
U.S. GOVERNMENT AGENCY ISSUES - 3.0%
Federal National Mortgage Association
0.75%, 10/08/2027	500,000	481,271
5.63%, 07/15/2037	545,000	578,081
Tennessee Valley Authority
3.88%, 03/15/2028	1,100,000	1,091,717
4.38%, 08/01/2034	350,000	341,845
5.88%, 04/01/2036	1,020,000	1,096,445
6.15%, 01/15/2038	1,685,000	1,869,926
5.25%, 09/15/2039	2,050,000	2,080,217
3.50%, 12/15/2042	2,185,000	1,752,317

	Par	Value
5.25%, 02/01/2055	$3,635,000	$3,422,774
5.38%, 04/01/2056	2,215,000	2,144,363
4.63%, 09/15/2060	670,000	562,328
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $16,172,135)		15,421,284
TOTAL INVESTMENTS - 97.5% (Cost $519,839,897)		$510,153,095
Other Assets in Excess of Liabilities - 2.5%(f)		12,849,122
TOTAL NET ASSETS - 100.0%		$523,002,217

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Step coupon bond. The rate disclosed is as of August 31, 2026.
(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $2,432,320 or 0.5% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)	To-be-announced security.
(f)	Includes cash of $1,710,000 that is pledged as collateral for To-be-announced securities.
The accompanying notes are an integral part of these financial statements.

8

VIDENT U.S. EQUITY STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
August 31, 2026

	Shares	Value
COMMON STOCKS - 100.1%
Communication Services - 8.9%
Alphabet, Inc. - Class A	61,531	$20,880,545
AppLovin Corp. - Class A(a)	13,690	4,272,101
CarGurus, Inc.(a)	92,091	3,283,965
Meta Platforms, Inc. - Class A	30,649	17,541,649
Netflix, Inc.(a)	85,656	6,942,419
New York Times Co. - Class A	50,774	3,415,567
Pinterest, Inc. - Class A(a)	64,598	1,402,423
Reddit, Inc. - Class A(a)	22,441	3,317,004
		61,055,673
Consumer Discretionary - 9.4%
Abercrombie & Fitch Co. - Class A(a)	30,498	4,363,654
Amazon.com, Inc.(a)	65,378	16,983,243
Booking Holdings, Inc.	32,122	6,395,169
Chewy, Inc. - Class A(a)	29,680	706,384
Columbia Sportswear Co.	19,245	1,104,663
Deckers Outdoor Corp.(a)	37,214	3,240,595
DoorDash, Inc. - Class A(a)	10,366	2,402,217
Expedia Group, Inc.	10,104	3,204,180
Gentex Corp.	145,261	3,249,489
Ralph Lauren Corp.	1,960	679,924
Ross Stores, Inc.	14,188	3,242,526
Royal Caribbean Cruises Ltd.	8,104	2,177,869
SharkNinja, Inc.(a)	14,960	2,879,650
Sonos, Inc.(a)	222,367	3,468,925
Tapestry, Inc.	25,928	3,199,256
TJX Cos., Inc.	48,706	6,522,220
YETI Holdings, Inc.(a)	16,880	692,924
		64,512,888
Consumer Staples - 5.6%
Altria Group, Inc.	100,094	6,854,437
Coca-Cola Co.	74,501	6,606,004
Monster Beverage Corp.(a)	31,060	1,426,275
Philip Morris International, Inc.	35,795	6,704,403
Walmart, Inc.	160,892	16,872,744
		38,463,863
Energy - 2.5%
ExxonMobil Holdings Corp.	50,097	8,063,112
Innovex International, Inc.(a)	69,734	2,138,742
TechnipFMC PLC	47,386	3,703,216
Texas Pacific Land Corp.	9,175	3,434,569
		17,339,639
Financials - 14.3%
Acadian Asset Management, Inc.	37,288	3,512,530
Berkshire Hathaway, Inc. - Class B(a)	23,663	11,926,862
Evercore, Inc. - Class A	5,226	1,496,883
Jack Henry & Associates, Inc.	20,097	3,374,487
JPMorgan Chase & Co.	48,074	17,115,305
Mastercard, Inc. - Class A	11,425	6,732,867
Moody’s Corp.	13,403	6,763,690

	Shares	Value
Piper Sandler Cos.	45,811	$3,438,574
Progressive Corp.	30,606	6,674,556
Remitly Global, Inc.(a)	102,954	2,752,990
S&P Global, Inc.	15,739	6,859,686
SEI Investments Co.	24,719	2,743,315
T Rowe Price Group, Inc.	30,513	3,395,487
Toast, Inc. - Class A(a)	41,299	1,407,883
Tradeweb Markets, Inc. - Class A	25,259	2,720,394
Visa, Inc. - Class A	44,804	16,997,293
		97,912,802
Health Care - 10.3%
Bristol-Myers Squibb Co.	101,864	6,805,534
CareDx, Inc.(a)	72,140	3,614,935
Dexcom, Inc.(a)	37,270	3,393,806
Eli Lilly & Co.	17,176	19,867,994
Exelixis, Inc.(a)	78,522	4,290,442
IDEXX Laboratories, Inc.(a)	6,125	3,409,726
Inspire Medical Systems, Inc.(a)	11,829	745,109
Intuitive Surgical, Inc.(a)	18,345	6,913,497
Johnson & Johnson	62,750	16,682,088
Protagonist Therapeutics, Inc.(a)	4,429	654,385
United Therapeutics Corp.(a)	8,351	4,262,183
		70,639,699
Industrials - 9.4%
Applied Industrial Technologies, Inc.	4,475	1,449,811
Cintas Corp.	21,336	4,305,391
Comfort Systems USA, Inc.	2,660	4,111,349
EMCOR Group, Inc.	4,480	3,290,739
Enerpac Tool Group Corp.	56,356	2,103,206
EnerSys	22,845	4,200,282
Fastenal Co.	66,824	3,295,091
Howmet Aerospace, Inc.	23,315	5,711,009
Illinois Tool Works, Inc.	24,136	6,646,330
Innodata, Inc.(a)	74,975	4,230,090
Interface, Inc.	111,924	4,244,158
Parker-Hannifin Corp.	4,363	4,273,297
Uber Technologies, Inc.(a)	86,434	6,538,732
UL Solutions, Inc.	57,758	4,304,126
Vertiv Holdings Co. - Class A	16,033	4,148,058
Zurn Elkay Water Solutions Corp.	31,029	1,483,186
		64,334,855
Information Technology - 34.8%(b)
Adobe, Inc.(a)	16,017	4,689,617
Advanced Micro Devices, Inc.(a)	18,756	8,828,824
Apple, Inc.	55,208	17,492,655
Broadcom, Inc.	47,758	17,686,698
Cirrus Logic, Inc.(a)	38,367	4,201,570
Clear Secure, Inc. - Class A	53,083	2,343,614
F5, Inc.(a)	9,041	3,680,862
Fair Isaac Corp.(a)	2,938	3,370,503
First Solar, Inc.(a)	16,449	3,321,053
FormFactor, Inc.(a)	39,697	3,993,915

The accompanying notes are an integral part of these financial statements.

9

VIDENT U.S. EQUITY STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Fortinet, Inc.(a)	56,363	$9,634,128
Freshworks, Inc. - Class A(a)	55,129	767,396
HubSpot, Inc.(a)	14,035	3,668,188
InterDigital, Inc.	10,047	3,366,046
Intuit, Inc.	18,527	6,656,751
KLA Corp.	4,976	873,039
Lam Research Corp.	27,620	8,327,154
Manhattan Associates, Inc.(a)	12,842	2,866,206
Micron Technology, Inc.	23,523	22,552,206
Microsoft Corp.	35,160	17,836,316
MongoDB, Inc.(a)	6,798	3,082,009
NVIDIA Corp.	82,183	18,144,363
Palantir Technologies, Inc. - Class A(a)	25,158	4,688,948
Pegasystems, Inc.	79,859	2,939,610
PTC, Inc.(a)	4,442	691,797
Q2 Holdings, Inc.(a)	53,391	3,472,551
Qualys, Inc.(a)	15,340	2,855,388
Rambus, Inc.(a)	41,279	3,578,477
Salesforce, Inc.	32,782	8,442,676
Sandisk Corp.(a)	4,111	6,440,704
Seagate Technology Holdings PLC	10,781	8,930,765
SPS Commerce, Inc.(a)	42,122	3,597,219
Teradata Corp.(a)	155,645	4,513,705
Teradyne, Inc.	11,738	4,106,305
Twilio, Inc. - Class A(a)	16,723	3,940,440
UiPath, Inc. - Class A(a)	206,801	3,860,975
Western Digital Corp.	19,677	8,865,472
Zoom Communications, Inc.(a)	6,936	670,572
		238,978,717
Materials - 2.9%
Newmont Corp.	64,979	8,191,253
Sherwin-Williams Co.	17,600	5,963,056
Southern Copper Corp.	28,651	5,984,229
		20,138,538
Real Estate - 1.1%
American Tower Corp.	5,616	986,731
Jones Lang LaSalle, Inc.(a)	8,850	3,237,950
St Joe Co.	48,910	3,232,951
		7,457,632
Utilities - 0.9%
Constellation Energy Corp.	16,184	4,446,878
Southern Co.	21,382	1,881,616
		6,328,494
TOTAL COMMON STOCKS (Cost $569,110,122)		687,162,800
TOTAL INVESTMENTS - 100.1% (Cost $569,110,122)		$687,162,800
Liabilities in Excess of Other Assets - (0.1)%		(528,226)
TOTAL NET ASSETS - 100.0%		$686,634,574

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

The accompanying notes are an integral part of these financial statements.

10

Vident ETFs
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2026

	Vident International Equity Strategy ETFTM	Vident U.S. Bond Strategy ETFTM	Vident U.S. Equity Strategy ETFTM
ASSETS:
Investments, at value	$ 454,122,373	$ 510,153,095	$687,162,800
Cash - interest bearing deposit account	2,587,110	—	1,014,307
Cash and cash equivalents held as collateral for TBA commitments	—	54,445,103	—
Foreign currency, at value	50,493	—	—
Dividend tax reclaims receivable	1,686,099	—	—
Dividends receivable	1,320,590	—	398,528
Interest receivable	4,066	5,888,892	1,979
Receivable for investments sold	27	—	318,377,015
Receivable for fund shares sold	—	—	154,869,960
Total assets	459,770,758	570,487,090	1,161,824,589
LIABILITIES:
Payable to Adviser	235,398	182,603	292,918
Payable for investments purchased	28,933	47,302,270	321,073,147
Payable for fund shares redeemed	—	—	153,823,950
Total liabilities	264,331	47,484,873	475,190,015
NET ASSETS	$ 459,506,427	$ 523,002,217	$686,634,574
Net Assets Consist of:
Paid-in capital	$438,396,295	$ 589,273,665	$632,533,710
Total distributable earnings/(accumulated losses)	21,110,132	(66,271,448)	54,100,864
Total net assets	$ 459,506,427	$ 523,002,217	$686,634,574
Net assets	$ 459,506,427	$ 523,002,217	$686,634,574
Shares issued and outstanding (unlimited shares authorized without par value)	11,200,000	12,200,000	9,375,000
Net asset value per share	$41.03	$42.87	$73.24
Cost:
Investments, at cost	$ 372,665,782	$ 519,839,897	$569,110,122
Foreign currency, at cost	$50,898	$—	$—

The accompanying notes are an integral part of these financial statements.

11

VIDENT ETFs
STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2026

	Vident International Equity Strategy ETFTM	Vident U.S. Bond Strategy ETFTM	Vident U.S. Equity Strategy ETFTM
INVESTMENT INCOME:
Dividend income	$17,214,097	$—	$6,004,542
Less: issuance fees	(179)	—	—
Less: dividend withholding taxes	(1,807,095)	—	—
Interest income	36,883	23,670,830	18,336
Less: interest withholding taxes	—	(11,477)	—
Total investment income	15,443,706	23,659,353	6,022,878
EXPENSES:
Investment advisory fee	2,559,783	2,047,178	3,254,452
Total expenses	2,559,783	2,047,178	3,254,452
Net investment income (loss)	12,883,923	21,612,175	2,768,426
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	61,711,525	(1,825,874)	(32,067,809)
In-kind redemptions	32,021,732	—	85,022,756
Foreign currency transactions	(347,236)	—	—
Net realized gain (loss)	93,386,021	(1,825,874)	52,954,947
Net change in unrealized appreciation (depreciation) on:
Investments	23,299,821	(9,341,178)	29,586,899
Foreign currency translation	(41,034)	—	—
Net change in unrealized appreciation (depreciation)	23,258,787	(9,341,178)	29,586,899
Net realized and unrealized gain (loss)	116,644,808	(11,167,052)	82,541,846
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 129,528,731	$10,445,123	$85,310,272

The accompanying notes are an integral part of these financial statements.

12

VIDENT ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Vident International Equity Strategy ETFTM		Vident U.S. Bond Strategy ETFTM
	Year Ended August 31,		Year Ended August 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$12,883,923	$12,633,985	$21,612,175	$18,985,408
Net realized gain (loss)	93,386,021	38,310,811	(1,825,874)	104,732
Net change in unrealized appreciation (depreciation)	23,258,787	34,059,455	(9,341,178)	(6,230,516)
Net increase (decrease) in net assets from operations	129,528,731	85,004,251	10,445,123	12,859,624
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(18,085,592)	(16,349,982)	(21,403,948)	(19,015,676)
Total distributions to shareholders	(18,085,592)	(16,349,982)	(21,403,948)	(19,015,676)
CAPITAL TRANSACTIONS:
Shares sold	69,081,120	5,457,070	65,822,470	30,357,270
Shares redeemed	(104,709,590)	(41,146,620)	—	(8,645,760)
ETF transaction fees (See Note 6)	23,541	28,004	716	665
Net increase (decrease) in net assets from capital transactions	(35,604,929)	(35,661,546)	65,823,186	21,712,175
Net increase (decrease) in net assets	75,838,210	32,992,723	54,864,361	15,556,123
NET ASSETS:
Beginning of the year	383,668,217	350,675,494	468,137,856	452,581,733
End of the year	$459,506,427	$ 383,668,217	$ 523,002,217	$ 468,137,856
SHARES TRANSACTIONS
Shares sold	1,800,000	200,000	1,500,000	700,000
Shares redeemed	(2,800,000)	(1,500,000)	—	(200,000)
Total increase (decrease) in shares outstanding	(1,000,000)	(1,300,000)	1,500,000	500,000

The accompanying notes are an integral part of these financial statements.

13

VIDENT ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Vident U.S. Equity Strategy ETFTM
	Year Ended August 31,
	2026	2025
OPERATIONS:
Net investment income (loss)	$2,768,426	$3,620,526
Net realized gain (loss)	52,954,947	66,959,179
Net change in unrealized appreciation (depreciation)	29,586,899	20,115,116
Net increase (decrease) in net assets from operations	85,310,272	90,694,821
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,156,400)	(4,009,223)
Total distributions to shareholders	(3,156,400)	(4,009,223)
CAPITAL TRANSACTIONS:
Shares sold	254,339,127	156,824,748
Shares redeemed	(280,708,039)	(183,920,453)
ETF transaction fees (See Note 6)	—	3
Net increase (decrease) in net assets from capital transactions	(26,368,912)	(27,095,702)
Net increase (decrease) in net assets	55,784,960	59,589,896
NET ASSETS:
Beginning of the year	630,849,614	571,259,718
End of the year	$686,634,574	$630,849,614
SHARES TRANSACTIONS
Shares sold	3,600,000	2,550,000
Shares redeemed	(4,000,000)	(2,975,000)
Total increase (decrease) in shares outstanding	(400,000)	(425,000)

The accompanying notes are an integral part of these financial statements.

14

VIDENT INTERNATIONAL EQUITY STRATEGY ETFTM
FINANCIAL HIGHLIGHTS

	Year Ended August 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$31.45	$25.98	$23.19	$22.08	$27.80
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	1.12	0.99	0.81	1.01	1.34
Net realized and unrealized gain (loss) on investments(b)	10.01	5.77	2.88	1.20	(5.60)
Total from investment operations	11.13	6.76	3.69	2.21	(4.26)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.55)	(1.29)	(0.90)	(1.10)	(1.46)
Total distributions	(1.55)	(1.29)	(0.90)	(1.10)	(1.46)
ETF transaction fees per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of year	$41.03	$31.45	$25.98	$23.19	$22.08
Total return	36.29%	27.06%	16.20%	10.31%	−15.77%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$459,506	$383,668	$350,675	$364,041	$340,074
Ratio of expenses to average net assets
Before expense reimbursement/recoupment	0.61%	0.61%	0.61%	0.61%	0.61%
After expense reimbursement/recoupment	0.61%	0.61%	0.61%	0.61%	0.60%
Ratio of net investment income (loss) to average net assets	3.07%	3.66%	3.36%	4.53%	5.23%
Portfolio turnover rate(d)	68%	70%	64%	82%	70%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

15

VIDENT U.S. BOND STRATEGY ETFTM
FINANCIAL HIGHLIGHTS

	Year Ended August 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$43.75	$44.37	$42.67	$44.43	$51.96
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	1.90	1.83	1.89	1.60	0.85
Net realized and unrealized gain (loss) on investments(b)	(0.91)	(0.62)	1.68	(1.80)	(7.23)
Total from investment operations	0.99	1.21	3.57	(0.20)	(6.38)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.87)	(1.83)	(1.87)	(1.56)	(1.05)
Net realized gains	—	—	—	—	(0.10)
Total distributions	(1.87)	(1.83)	(1.87)	(1.56)	(1.15)
ETF transaction fees per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of year	$42.87	$43.75	$44.37	$42.67	$44.43
Total return	2.27%	2.82%	8.61%	−0.45%	−12.41%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$523,002	$468,138	$452,582	$388,256	$377,675
Ratio of expenses to average net assets
Before expense reimbursement/recoupment	0.41%	0.41%	0.41%	0.41%	0.41%
After expense reimbursement/recoupment	0.41%	0.41%	0.41%	0.41%	0.40%
Ratio of net investment income (loss) to average net assets	4.33%	4.19%	4.39%	3.69%	1.77%
Portfolio turnover rate(d)	272%	168%	202%	185%	247%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

16

VIDENT U.S. EQUITY STRATEGY ETFTM
FINANCIAL HIGHLIGHTS

	Year Ended August 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$64.54	$56.01	$48.57	$41.04	$44.58
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.29	0.36	0.52	0.67	0.62
Net realized and unrealized gain (loss) on investments(b)	8.74	8.57	7.45	7.53	(3.56)
Total from investment operations	9.03	8.93	7.97	8.20	(2.94)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)	(0.40)	(0.53)	(0.67)	(0.60)
Total distributions	(0.33)	(0.40)	(0.53)	(0.67)	(0.60)
ETF transaction fees per share	—	0.00(c)	—	0.00(c)	0.00(c)
Net asset value, end of year	$73.24	$64.54	$56.01	$48.57	$41.04
Total return	14.04%	16.01%	16.49%	20.24%	−6.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$686,635	$630,850	$571,260	$539,182	$463,768
Ratio of expenses to average net assets
Before expense reimbursement/recoupment	0.50%	0.50%	0.50%	0.50%	0.50%
After expense reimbursement/recoupment	0.50%	0.50%	0.50%	0.50%	0.49%
Ratio of net investment income (loss) to average net assets	0.43%	0.61%	1.02%	1.54%	1.42%
Portfolio turnover rate(d)	54%	64%	65%	167%	63%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

17

VIDENT ETFs
NOTES TO FINANCIAL STATEMENTS
August 31, 2026
NOTE 1 – ORGANIZATION
Vident International Equity Strategy ETFTM, Vident U.S. Bond Strategy ETFTM, and Vident U.S. Equity Strategy ETFTM (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Vident International Equity Strategy ETFTM and the Vident U.S. Equity Strategy ETFTM are to seek to track the performance, before fees and expenses, of the Vident Core International Equity IndexTM and Vident U.S. Quality IndexTM, respectively. The Vident U.S. Bond Strategy ETFTM is actively-managed and seeks current income and long-term capital appreciation. Vident International Equity Strategy ETFTM commenced operations on October 29, 2013; Vident U.S. Bond Strategy ETFTM commenced operations on October 15, 2014; and Vident U.S. Equity Strategy ETFTM commenced operations on January 21, 2014.
The end of the reporting period for the Funds is August 31, 2026. The current fiscal period is the period from September 1, 2025 through August 31, 2026.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global SelectMarket® and Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

18

VIDENT ETFs
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Vident International Equity Strategy ETFTM

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$448,099,631	$—	$0	$448,099,631
Preferred Stocks	6,022,742	—	—	6,022,742
Total Investments	$454,122,373	$—	$0	$454,122,373

Vident U.S. Bond Strategy ETFTM

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$215,189,013	$—	$215,189,013
Corporate Bonds	—	205,641,314	—	205,641,314
Mortgage-Backed Securities	—	73,901,484	—	73,901,484
U.S. Government Agency Issues	—	15,421,284	—	15,421,284
Total Investments	$—	$510,153,095	$—	$510,153,095

19

VIDENT ETFs
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
Vident U.S. Equity Strategy ETFTM

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$687,162,800	$—	$—	$687,162,800
Total Investments	$687,162,800	$—	$—	$687,162,800

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.
Fair valuation inputs and a Level 3 reconciliation of investments are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.
B.
Cash and Cash Equivalents. Cash and cash equivalents include cash and overnight investments in interest bearing demand deposits with a financial institution. Amounts swept overnight are available on the next business day.

C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Securities Purchased or Sold on a Forward-Commitment Basis. Vident U.S. Bond Strategy ETFTM may enter into TBA commitments, Mortgage Dollar Roll Transactions or other purchase and sale transactions that specify forward delivery of a financial security. TBA commitments are forward agreements for the purchase or sale of mortgage-backed pass-through securities for a fixed price, with payment and delivery on an agreed upon future settlement date. Most commitments in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The specific securities to be delivered are not identified at the trade date. However, delivered securities must follow general trade parameters, including issuer, rate and mortgage terms. When entering into TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed pass-through securities but can extend the settlement or roll the transaction. In order to better define contractual rights and to secure rights that will help the Fund mitigate counterparty risk, TBA commitments may be entered into by a Fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of the Trust or cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash held as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. In connection with this ability, the Fund may enter into mortgage “dollar rolls” in which a Fund sells TBA mortgage-backed securities and simultaneously contracts to repurchase substantially similar (i.e., same type, coupon and

20

VIDENT ETFs
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and the Fund realizes gains and losses on these transactions.
The value of TBA commitments on the Statement of Assets and Liabilities for the Vident U.S. Bond Strategy ETFTM as of the end of the current fiscal period is as follows:
Statement of Assets and Liabilities – Values of TBA Commitments as of the end of the current fiscal period

	Assets
	Location	Value
TBA Commitments – Credit/interest rate risk	Investments, at value	$47,118,195

	Liabilities
	Location	Value
TBA Commitments – Credit/interest rate risk	Payable for investments purchased	$47,302,270

The effect of TBA Commitments on the Statement of Operations for the current fiscal period

Amount of Realized Gain (Loss) on TBA Commitments Recognized in Income		Change in Unrealized Appreciation (Depreciation) Recognized in Income
	Investments in Securities		Investments in Securities
TBA Commitments	$44,035	TBA Commitments	$(188,258)

The average monthly value of TBA Commitments during the current fiscal period was $44,823,520.
OFFSETTING ASSETS AND LIABILITIES
The Vident U.S. Bond Strategy ETFTM is subject to various MSFTAs, which govern the terms of certain transactions with select counterparties. The MSFTAs allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The MSFTAs also specify collateral posting arrangements at prearranged exposure levels. Under the MSFTAs, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MSFTAs with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of MSFTAs.
The following is a summary of the Assets and Liabilities subject to offsetting in the Fund as of the end of the current fiscal period.

21

VIDENT ETFs
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
OFFSETTING ASSETS AND LIABILITIES
Liabilities

Description/Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities
TBA Commitments
Banc of America Securities, LLC	$5,607,535	$—	$5,607,535
Goldman Sachs & Company, LLC	3,930,630	—	3,930,630
Wells Fargo Securities, LLC	37,764,105	—	37,764,105
	$ 47,302,270	$—	$ 47,302,270

	Gross Amounts not Offset in the Statement of Assets and Liabilities
Description/Counterparty	Financial Instruments	Collateral Pledged	Net Amount
TBA Commitments
Banc of America Securities, LLC	$(5,607,535)	$—	$—
Goldman Sachs & Company, LLC	(3,020,630)	(910,000)	—
Wells Fargo Securities, LLC	(36,964,105)	(800,000)	—
	$ (45,592,270)	$(1,710,000)	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.
E.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
F.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Withholding taxes on foreign dividends, foreign capital gains, and foreign interest have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

22

VIDENT ETFs
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
Distributions received from the Funds’ investments in real estate investment trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.
G.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid at least on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

H.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

I.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

J.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

K.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended August 31, 2026 the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Losses)	Paid-In Capital
Vident International Equity Strategy ETFTM	$(31,566,277)	$31,566,277
Vident U.S. Bond Strategy ETFTM	—	—
Vident U.S. Equity Strategy ETFTM	(84,489,238)	84,489,238

L.
Segment Reporting. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser’s Enterprise Risk Committee, who collectively serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

M.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ Financial Statements.

23

VIDENT ETFs
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Vident Asset Management (the “Adviser”) serves as the investment adviser to the Funds and index provider to the Vident International Equity Strategy ETFTM and Vident U.S. Equity Strategy ETFTM. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to this Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). For services provided to the Funds, Vident International Equity Strategy ETFTM pays the Adviser 0.61%, Vident U.S. Bond Strategy ETFTM pays the Adviser 0.41% and Vident U.S. Equity Strategy ETFTM pays the Adviser 0.50% at an annual rate based on each Fund’s average daily net assets.
U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
ALPS Distributors, Inc. (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the year ended August 31, 2026, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

Fund	Purchases	Sales
Vident International Equity Strategy ETFTM	$286,962,484	$282,315,870
Vident U.S. Bond Strategy ETFTM	1,328,277,201	1,326,691,952
Vident U.S. Equity Strategy ETFTM	352,173,333	354,057,821

During the year ended August 31, 2026, in-kind transactions associated with the creations and redemptions by the Funds, were as follows:

Fund	In-Kind Purchases	In-Kind Sales
Vident International Equity Strategy ETFTM	$47,689,820	$94,785,055
Vident U.S. Bond Strategy ETFTM	59,376,719	—
Vident U.S. Equity Strategy ETFTM	254,038,585	277,484,600

During the year ended August 31, 2026, the aggregate purchases and sales of long-term U.S. government securities by the Funds, were as follows:

Fund	Purchases	Sales
Vident International Equity Strategy ETFTM	$—	$—
Vident U.S. Bond Strategy ETFTM	497,480,983	533,030,609
Vident U.S. Equity Strategy ETFTM	—	—

24

VIDENT ETFs
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
NOTE 5 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated losses) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes as of August 31, 2026, were as follows:

	Vident International Equity Strategy ETFTM	Vident U.S. Bond Strategy ETFTM	Vident U.S. Equity Strategy ETFTM
Tax cost of investments	$379,900,905	$520,427,165	$576,133,967
Gross tax unrealized appreciation	96,586,268	1,035,415	130,923,895
Gross tax unrealized depreciation	(22,304,092)	(11,309,485)	(19,895,062)
Net tax unrealized appreciation (depreciation)	74,282,176	(10,274,070)	111,028,833
Undistributed ordinary income	5,893,213	1,237,349	421,505
Undistributed long-term capital gains	—	—	—
Other accumulated gain (loss)	(59,065,257)	(57,234,727)	(57,349,474)
Distributable earnings (accumulated losses)	$21,110,132	$(66,271,448)	$54,100,864

The differences between book and tax-basis cost are attributable to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and wash sales. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2026, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.
As of August 31, 2026, the Funds had the following capital loss carryforwards available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
Vident International Equity Strategy ETFTM	$59,051,587	$—
Vident U.S. Bond Strategy ETFTM	30,456,628	26,778,099
Vident U.S. Equity Strategy ETFTM	46,614,888	10,734,586

During the fiscal year ended August 31, 2026, the Funds utilized the following capital loss carryforwards that were available as of August 31, 2025:

	Short-Term	Long-Term
Vident International Equity Strategy ETFTM	$62,542,853	$—
Vident U.S. Bond Strategy ETFTM	—	—
Vident U.S. Equity Strategy ETFTM	—	—

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2026, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Strategy ETFTM	$18,085,592	$—
Vident U.S. Bond Strategy ETFTM	21,403,948	—
Vident U.S. Equity Strategy ETFTM	3,156,400	—

25

VIDENT ETFs
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2025, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Strategy ETFTM	$ 16,349,982	$ —
Vident U.S. Bond Strategy ETFTM	19,015,676	—
Vident U.S. Equity Strategy ETFTM	4,009,223	—

NOTE 6 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Creation Units of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds each currently offer one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. Vident International Equity Strategy ETFTM charges $5,000; Vident U.S. Bond Strategy ETFTM charges $300, (decreased from $500 as of September 4, 2026), and Vident U.S. Equity Strategy ETFTM charges $500 for the standard fixed transaction fee, payable to the Custodian. The fixed transaction fee may be waived on transaction orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee payable to each Fund may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% in Vident International Equity Strategy ETFTM and Vident U.S. Equity Strategy ETFTM and up to a maximum of 3% in Vident U.S. Bond Strategy ETFTM as a percentage of the value of the Creation Units subject to the transaction.
Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund, if any, are displayed in the Capital Transactions sections of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges.
NOTE 7 – RISKS
Sector Risk. To the extent a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
Geopolitical Risk. (Vident International Equity Strategy ETFTM only). Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Such geopolitical and other events may also disrupt securities markets and, during such market disruptions, the Fund’s exposure to the other risks described therein will likely increase. Each of the foregoing may negatively impact the Fund’s investments.
Russia/Ukraine Conflict Risk (Vident International Equity Strategy ETFTM only). On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant

26

VIDENT ETFs
NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Fund.
NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of the end of the current fiscal period, Blue Trust, Inc., as a beneficial shareholder, owned greater than 25% of the outstanding shares of each Fund.

27

Vident ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Vident ETFs and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vident International Equity Strategy ETF, Vident U.S. Bond Strategy ETF, and Vident U.S. Equity Strategy ETF (the “Funds”), each a series of ETF Series Solutions, as of August 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Vident Asset Management’s investment companies since 2013.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
October 28, 2026

28

VIDENT ETFs
TAX INFORMATION (Unaudited)
QUALIFIED DIVIDEND INCOME
For the year ended August 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vident International Equity Strategy ETFTM	62.22%
Vident U.S. Bond Strategy ETFTM	0.00%
Vident U.S. Equity Strategy ETFTM	100.00%

DIVIDENDS RECEIVED DEDUCTION
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2026 was as follows:

Vident International Equity Strategy ETFTM	0.23%
Vident U.S. Bond Strategy ETFTM	0.00%
Vident U.S. Equity Strategy ETFTM	100.00%

SHORT-TERM CAPITAL GAIN
For the year ended August 31, 2026, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for each Fund were as follows:

Vident International Equity Strategy ETFTM	0.00%
Vident U.S. Bond Strategy ETFTM	0.00%
Vident U.S. Equity Strategy ETFTM	0.00%

FOREIGN TAX CREDIT PASS THROUGH
Pursuant to Section 853 of the Internal Revenue Code, the Funds designated the following amounts as foreign taxes paid for the year ended August 31, 2026. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
Vident International Equity Strategy ETFTM	$1,807,095	$0.16134777	100.00%
Vident U.S. Bond Strategy ETFTM	—	—	—
Vident U.S. Equity Strategy ETFTM	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

29

VIDENT ETFs
ADDITIONAL INFORMATION (Unaudited)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE
There were no matters submitted to a vote of shareholders during the period covered by this report.
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Not applicable.

30

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, President (principal executive officer)

Date	11/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, President (principal executive officer)

Date	11/6/2026

By (Signature and Title)*	/s/ Kyle L. Kroken
Kyle L. Kroken, Treasurer (principal financial officer)

Date	11/6/2026

* Print the name and title of each signing officer under his or her signature.